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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

        Report for the calendar Year of Quarter Ended: September 30, 2007

               Check here for Amendment [ ]; Amendment Number: ___
             This Amendment (Check only one.): [ ] is a restatement.
                          [ ] adds new holding entries

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                         Name:    Southeast Asset Advisors
                         Address: 314 Gordon Avenue
                                  Thomasville, GA 31792

                         Form 13 F File Number 28-12363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                                Name:  Mark Saussy
                                Title: Managing Director
                                Phone: 229-226-8839

                      SIGNATURE, PLACE, AND DATE OF SIGNING

               /s/ Mark C. Saussy    Thomasville, GA       14-Nov-07
               ------------------    ----------------      ---------
                   [Signature]        [City, State]          [Date]

                          Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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               List of Other Managers Reporting for this Manager:
           [If there are no entries in this list, omit this section.]

                  FORM 13F FILE NUMBER               NAME
                  --------------------               ----
                  28-01880                  Anchor Capital Advisors, LLC
                  28-05455                  Grisanti Brown & Partners, LLC
                  28-2013                   Harris Associates, LP
                  28-41980                  Select Equity Group, Inc.
                  28-3459                   Smith Asset Management Group, LP

                                            Report Summary:

                  Number of Other Included Managers:              NONE
                                                              -------------
                  Form 13F Information Table Entry Total:          81
                                                              -------------
                  Form 13F Information Table Value Total:     $  115,223.82
                                                              -------------
                                                               (thousands)

                        List of Other Included Managers:

    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE






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                                                                  VALUE                           INVESTMENT      VOTING
NAME OF ISSUER       TITLE OF CLASS             CUSIP           (x$1000)         SHARES  SH/PRN   DISCRETION     AUTHORITY
---------------------------------------------------------------------------------------------------------------------------
Abbott Labs               COM                002824 10 0            642.90       11,990 SH           SOLE            11,990
Agl Resources Inc         COM                001204 10 6            534.87       13,500 SH           SOLE            13,500
American Express Co       COM                025816 10 9            742.13       12,500 SH           SOLE            12,500
American Intl Group Inc   COM                026874 10 7            236.10        3,490 SH           SOLE             3,490
Applebees Intl Inc        COM                037899 10 1            534.92       21,500 SH           SOLE            21,500
Belo Corp                 COM SER A          080555 10 5            520.80       30,000 SH           SOLE            30,000
Berkshire Hathaway Inc DelCL A               084670 10 8         13,510.14          114 SH           SOLE               114
Berkshire Hathaway Inc DelCL B               084670 20 7         11,243.44        2,845 SH           SOLE             2,845
Bright Horizon Family SoluCOM                109195 10 7            233.05        5,440 SH           SOLE             5,440
Bristol Myers Squibb Co   COM                110122 10 8            363.94       12,628 SH           SOLE            12,628
Brown & Brown Inc         COM                115236 10 1          1,354.71       51,510 SH           SOLE            51,510
C H Robinson Worldwide IncCOM NEW            12541W 20 9            754.36       13,895 SH           SOLE            13,895
Cb Richard Ellis Group IncCL A               12497T 10 1          1,101.35       39,560 SH           SOLE            39,560
Cemex SAB DE CV           SPON ADR 5 ORD     151290 88 9          4,488.66      150,022 SH           SOLE           150,022
Chevron Corp New          COM                166764 10 0          1,041.92       11,134 SH           SOLE            11,134
Coca Cola Co              COM                191216 10 0          6,803.01      118,375 SH           SOLE           118,375
Comcast Corp New          CL A               20030N 10 1            222.00        9,181 SH           SOLE             9,181
Conagra Foods Inc         COM                205887 10 2          1,862.21       71,267 SH           SOLE            71,267
Cooper Inds Ltd           CL A               G24182 10 0          1,461.68       28,610 SH           SOLE            28,610
Cvs Caremark Corporation  COM                126650 10 0            401.06       10,120 SH           SOLE            10,120
Dell Inc                  COM                24702R 10 1          8,662.12      313,845 SH           SOLE           313,845
Disney Walt Co            COM DISNEY         254687 10 6          2,359.67       68,615 SH           SOLE            68,615
Exxon Mobil Corp          COM                30231G 10 2          3,987.48       43,080 SH           SOLE            43,080
Fairfax Finl Hldgs LTD    Sub Vtg            303901 10 2            861.32        3,530 SH           SOLE             3,530
Fastenal Co               COM                311900 10 4            539.02       11,870 SH           SOLE            11,870
Flowers Foods Inc         COM                343498 10 1          2,510.95      115,181 SH           SOLE           115,181
Franklin Elec Inc         COM                353514 10 2            665.78       16,195 SH           SOLE            16,195
General Electric Co       COM                369604 10 3          2,901.52       70,085 SH           SOLE            70,085
Graco Inc                 COM                384109 10 4            363.33        9,290 SH           SOLE             9,290
Greenlight Capital Re Ltd CLASS A            G4095J 10 9          1,377.82       67,940 SH           SOLE            67,940
Idex Corp                 COM                45167R 10 4            987.81       27,145 SH           SOLE            27,145
Idexx Labs Inc            COM                45168D 10 4            771.51        7,040 SH           SOLE             7,040
Ihs Inc                   CL A               451734 10 7            512.93        9,080 SH           SOLE             9,080
Ingersoll-Rand Company LtdCL A               G4776G 10 1          1,399.88       25,700 SH           SOLE            25,700
Ishares Tr                S&P GLB100INDX     464287 57 2          2,745.29       33,032 SH           SOLE            33,032
Ishares Tr                S&P 100 IDX FD     464287 10 1          1,401.97       19,600 SH           SOLE            19,600
Ishares Tr                S&P 500 Value      464287 40 8            535.19        6,570 SH           SOLE             6,570
Johnson & Johnson         COM                478160 10 4          2,261.20       34,417 SH           SOLE            34,417
Kbw Inc                   COM                482423 10 0            232.83        8,090 SH           SOLE             8,090
Kirby Corp                COM                497266 10 6          1,073.71       24,325 SH           SOLE            24,325
Lazard Ltd                SHS A              G54050 10 2            262.88        6,200 SH           SOLE             6,200
Level 3 Communications IncCOM                52729N 10 0          1,736.89      373,524 SH           SOLE           373,524
Martin Marietta Matls Inc COM                573284 10 6          1,343.51       10,060 SH           SOLE            10,060
Medtronic Inc             COM                585055 10 6            421.78        7,477 SH           SOLE             7,477
Merck & Co Inc            COM                589331 10 7            450.17        8,709 SH           SOLE             8,709
Meredith Corp             COM                589433 10 1            779.85       13,610 SH           SOLE            13,610
Microsoft Corp            COM                594918 10 4          1,413.90       47,994 SH           SOLE            47,994
Millipore Corp            COM                601073 10 9          1,730.51       22,830 SH           SOLE            22,830
Mohawk Inds Inc           COM                608190 10 4          1,554.86       19,125 SH           SOLE            19,125
Monsanto Co New           COM                61166W 10 1            745.94        8,700 SH           SOLE             8,700
Moodys Corp               COM                615369 10 5          1,034.71       20,530 SH           SOLE            20,530
Morgan Stanley            COM NEW            617446 44 8            516.60        8,200 SH           SOLE             8,200
O Reilly Automotive Inc   COM                686091 10 9          1,077.47       32,250 SH           SOLE            32,250
Patterson Companies Inc   COM                703395 10 3            639.00       16,550 SH           SOLE            16,550
Pepsico Inc               COM                713448 10 8            434.72        5,934 SH           SOLE             5,934
Pfizer Inc                COM                717081 10 3            685.26       28,050 SH           SOLE            28,050
Pharmaceutical Hldrs Tr   Depositry Rcpt     71712A 20 6            976.61       12,200 SH           SOLE            12,200
Polo Ralph Lauren Corp    CL A               731572 10 3            410.13        5,275 SH           SOLE             5,275
Procter & Gamble Co       COM                742718 10 9          2,962.09       42,111 SH           SOLE            42,111
RadioShack Corp           COM                750438 10 3            247.92       12,000 SH           SOLE            12,000
Rite Aid Corp             COM                767754 10 4             46.20       10,000 SH           SOLE            10,000
Roper Inds Inc New        COM                776696 10 6            538.08        8,215 SH           SOLE             8,215
Ruby Tuesday Inc          COM                781182 10 0            304.11       16,582 SH           SOLE            16,582
Schering Plough Corp      COM                806605 10 1            365.96       11,570 SH           SOLE            11,570
Schlumberger Ltd          COM                806857 10 8            250.95        2,390 SH           SOLE             2,390
State Str Corp            COM                857477 10 3            436.22        6,400 SH           SOLE             6,400
Suncor Energy, Inc.       COM                867229 10 6            253.62        2,675 SH           SOLE             2,675
Suntrust Bks Inc          COM                867914 10 3            569.80        7,530 SH           SOLE             7,530
Synovus Finl Corp         COM                87161C 10 5          1,115.58       39,771 SH           SOLE            39,771
Techne Corp               COM                878377 10 0            402.45        6,380 SH           SOLE             6,380
Thermo Fisher Scientific ICOM                883556 10 2          1,088.60       18,860 SH           SOLE            18,860
Tiffany & Co New          COM                886547 10 8            495.49        9,465 SH           SOLE             9,465
Time Warner Inc           COM                887317 10 5          1,092.16       59,486 SH           SOLE            59,486
Total Sys Svcs Inc        COM                891906 10 9            530.60       19,100 SH           SOLE            19,100
Triad Gty Inc             COM                895925 10 5            905.46       47,731 SH           SOLE            47,731
Umpqua Hldgs Corp         COM                904214 10 3            441.42       22,060 SH           SOLE            22,060
Vca Antech Inc            COM                918194 10 1            909.11       21,775 SH           SOLE            21,775
Wabtec Corp               COM                929740 10 8            531.93       14,200 SH           SOLE            14,200
Weight Watchers Intl Inc NCOM                948626 10 6            316.00        5,490 SH           SOLE             5,490
Western Un Co             COM                959802 10 9            471.83       22,500 SH           SOLE            22,500
Xerox Corp                COM                984121 10 3            528.87       30,500 SH           SOLE            30,500


                                                          -----------------
                          # OF HOLDINGS REPORTED       81 $      115,223.82
                                                          =================
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